PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of breakdown of and changes to property, plant and equipment

	Switching and						Assets and
	transmission	Terminal	Lending				facilities under
	equipment	equipment	equipment	Infrastructure	Land	Other P&E	construction	Total
Balances and changes:
Balance on 12.31.20	22,423,337	917,027	4,077,835	13,538,839	273,029	744,385	2,378,141	44,352,593
Additions (1)	428,683	45	107,961	2,802,303	—	158,919	6,300,245	9,798,156
Write-offs, net (2)	15,005	(103)	87,079	(262,311)	(5,183)	(1,360)	(41,863)	(208,736)
Net transfers	3,361,667	571,986	2,259,382	609,681	(900)	28,450	(6,960,941)	(130,675)
Subletting	—	—	—	(64,177)	—	—	—	(64,177)
Sale of businesses (3) (Note 2.d)	(150,251)	(14,207)	(33,648)	(21,126)	—	(375)	(8,344)	(227,951)
Depreciation (Note 26)	(3,417,261)	(443,238)	(2,168,502)	(2,801,303)	—	(280,415)	—	(9,110,719)
Balance on 12.31.21	22,661,180	1,031,510	4,330,107	13,801,906	266,946	649,604	1,667,238	44,408,491
Additions (1)	74,814	2,852	110,072	3,208,050	—	191,469	6,559,874	10,147,131
Write-offs, net (2)	(8,607)	(81)	7	(58,311)	(14,861)	(2,346)	(10,131)	(94,330)
Net transfers	2,828,009	80,963	2,301,010	310,129	—	10,328	(5,631,285)	(100,846)
Subletting	—	—	—	1,665	—	—	—	1,665
Business combination - Garliava and Vita IT (Note 2.d)	126,530	—	—	541,826	—	3,442	4,221	676,019
Depreciation (Note 26)	(3,366,948)	(438,026)	(1,592,158)	(3,522,398)	—	(220,415)	—	(9,139,945)
Balance on 12.31.22	22,314,978	677,218	5,149,038	14,282,867	252,085	632,082	2,589,917	45,898,185

Balance on 12.31.21
Cost	81,422,233	6,435,959	25,107,646	34,169,915	266,946	5,536,296	1,667,238	154,606,233
Accumulated depreciation	(58,761,053)	(5,404,449)	(20,777,539)	(20,368,009)	-	(4,886,692)	—	(110,197,742)
Total	22,661,180	1,031,510	4,330,107	13,801,906	266,946	649,604	1,667,238	44,408,491

Balance on 12.31.22
Cost	85,373,094	6,503,428	27,432,268	38,168,495	252,085	5,770,136	2,589,917	166,089,423
Accumulated depreciation	(63,058,116)	(5,826,210)	(22,283,230)	(23,885,628)	—	(5,138,054)	—	(120,191,238)
Total	22,314,978	677,218	5,149,038	14,282,867	252,085	632,082	2,589,917	45,898,185
(1)	Additions from property, plant and equipment mainly refers to: (i) in 2022: expansion of the fiber network, maintenance and expansion of the 4G mobile network and launch of the 5G mobile network in Brazilian capitals, in addition to investments for the integration of hi mobile; (ii) in 2021: reinforcement of the mobile network, expansion of the fiber network and connected homes, increasing the availability of services in view of the growing demand for quality connection.
(2)	In infrastructure, includes the amounts of R$52,092 and R$245,237 in 2022 and 2021, respectively, referring to the cancellation of lease agreements.
(3)	Refers to the balance of assets that were used for the Company’s corporate structure in FiBrasil (Note 2.d).

Schedule of annual depreciation rates of property, plant and equipment

Description	12.31.22	12.31.21
Switching and transmission equipment and media	2.50% to 14.29%	2.50% to 14.29%
Terminal equipment	10.00% to 25.00%	10.00% to 25.00%
Lending equipment	20.00% to 50.00%	25.00% to 50.00%
Infrastructure	2.50% to 20.00%	2.50% to 20.00%
Other P&E assets	10.00% to 25.00%	10.00% to 25.00%

Schedule of changes in leases and depreciation rates, after the adoption of IFRS 16, already included in the asset movement tables

	Switching and
	transmission
	equipment	Infrastructure	Other	Total

Balances and changes:
Balance on 12.31.20	358,091	10,322,337	10,381	10,690,809
Additions	410,169	2,702,635	590	3,113,394
Subletting (Note 13.c)	—	(64,177)	—	(64,177)
Depreciation	(482,455)	(2,254,000)	(656)	(2,737,111)
Cancellation of contracts	(4,893)	(245,237)	—	(250,130)
Balance on 12.31.21	280,912	10,461,558	10,315	10,752,785
Additions	39,688	3,118,054	71,596	3,229,338
Subletting (Note 13.c)	—	1,665	—	1,665
Depreciation	(75,384)	(2,973,283)	(903)	(3,049,570)
Business combination - Garliava (Note 2.d)	—	526,515	—	526,515
Cancellation of contracts	—	(52,092)	—	(52,092)
Balance on 12.31.22	245,216	11,082,417	81,008	11,408,641

Balance on 12.31.21
Cost	336,080	17,331,955	128,099	17,796,134
Accumulated depreciation	(55,168)	(6,870,397)	(117,784)	(7,043,349)
Total	280,912	10,461,558	10,315	10,752,785

Balance on 12.31.22
Cost	375,767	20,946,410	199,695	21,521,872
Accumulated depreciation	(130,551)	(9,863,993)	(118,687)	(10,113,231)
Total	245,216	11,082,417	81,008	11,408,641

Description	12.31.22	12.31.21
Switching and transmission equipment and media	10.00% to 66.67%	5.00% to 42.90%
Infrastructure	2.36% to 92.31%	3.50% to 66.67%
Other P&E assets	26.09% to 40.00%	20.00% to 38.00%